Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases	Future minimum rental payments required under the operating leases are as follows:
Year ending January 31,

2015	$144,416
2016	121,546
2017	124,294
2018	30,000
2019	-
$420,256

Rent Expense	Rent expense recorded for years ended January 31 was as follows:
	2014	2013

Rent expense	$210,302	$97,402